Equity - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 Vote kr / shares shares	Dec. 31, 2022 shares
Vote per share | Vote	1
Quotient value (per share) | kr / shares	kr 0.04
Treasury shares issued		5,908,018
Number of ordinary shares held as treasury shares	5,908,018
ATM Program
Treasury shares issued	0